|-----------------------------------|  |------------------------------------|
  |                                   |  |                                    |
  |                                   |  |          THE WATER FUND            |
  |                                   |  |          --------------            |
  |                                   |  |           (the "Fund")             |
  |         INVESTMENT ADVISER:       |  |                                    |
  |        Avalon Trust Company       |  |                                    |
  |         125 Lincoln Avenue        |  |                                    |
  |             Suite 100             |  |  A SERIES OF THE DECLARATION FUND  |
  |         Santa Fe, NM 87501        |  |           (the "Trust")            |
  |                                   |  |                                    |
  |           ADMINISTRATOR:          |  |     555 North Lane, Suite 6160     |
  |     Declaration Service Company   |  |       Conshohocken, PA 19428       |
  |           555 North Lane          |  |          1-800-318-8353            |
  |            Suite 6160             |  |       www.thewaterfund.com         |
  |       Conshohocken, PA 19428      |  |                                    |
  |                                   |  |                                    |
  |           LEGAL COUNSEL:          |  |                                    |
  |       Charles W. Lutter, Jr.      |  |                                    |
  |          103 Canyon Oaks          |  |                                    |
  |       San Antonio, TX 78232       |  |                                    |
  |                                   |  |                                    |
  |       INDEPENDENT AUDITORS:       |  |                                    |
  |        Sanville & Company         |  |        SEMI-ANNUAL REPORT          |
  |        1514 Old York Road         |  |                                    |
  |        Abington, PA 19001         |  |                                    |
  |                                   |  |                                    |
  |            CUSTODIAN:             |  |                                    |
  |    First Union National Bank      |  |                                    |
  |     123 South Broad Street        |  |          JUNE 30, 2000             |
  |     Philadelphia, PA 19109        |  |                                    |
  |                                   |  |                                    |
  |                                   |  |      AS WITH ALL MUTUAL FUNDS,     |
  |                                   |  |   THE SECURITIES AND EXCHANGE      |
  |                                   |  |   COMMISSION HAS NOT APPROVED      |
  |                                   |  |   OR DISAPPROVED THESE SECURITIES  |
  |                                   |  |   OR PASSED UPON THE ADEQUACY      |
  |                                   |  |   OF THIS PROSPECTUS. ANY          |
  |                                   |  |   REPRESENTATION TO THE CONTRARY   |
  |                                   |  |   IS A CRIMINAL OFFENSE.           |
  |                                   |  |                                    |
  |-----------------------------------|  |------------------------------------|

Dear Fellow Shareholder:

     In our shareholder report dated March 1, we said, "It seems plausible that water issues, ultimately reflecting the most basic aspects of life on earth, may provide a more stable and growing return than that experienced by many other sectors of the economy." The experience of the first half of 2000 seems to point further to that conclusion. With the subsidence of techmania, investor attention has begun to turn toward other potential growth areas, benefitting your fund.

     In keeping with our low turnover tax efficient philosophy, we made few changes in the fund, electing to use our increasing cash flow to add to positions. We did, as the Euro began to stabilize, increase our international exposure with the addition of France's Lyonnais des Eaux and United Utilities of England. In addition, we expanded our exposure in the filter sector, so that it is now our second largest grouping after water utilities. We believe that the filtration area has significant growth potential as the definition of what constitutes clean water continues to change to include fewer and fewer contaminants.

     Going forward, we have interest in expanding positions in pipes, metering and irrigation. We believe that the ongoing process of change in the uses of water away from the traditional ones toward recreation, conservation, etc. together with continued population growth will require more precise allocation of water utilization (meters), more efficient agricultural use (irrigation), and more effective storage and transport both in urban and nonurban areas (pipes). Areas which we continue to monitor for their long term interest include oceanic and desalination activities.

     The most problematic question with respect to water is its future price. Water has many of the elements of a scarce commodity, despite its ubiquity. Some studies have concluded that, based on income percentages, water is underpriced. A report by the Water Infrastructure Network has asserted that water rates will have to double if utilities alone have to finance the current requirements for infrastructure and wastewater treatment. However, it would appear that no serious estimates have been able to establish a forward-looking equilibrium price level. Hence an investment strategy which depends for its success solely on a higher price for water seems speculative. While higher prices would create an even more favorable background for the companies in your portfolio, your management prefers not to speculate.

     Our focus is long term; we believe in the case of a substance, which is so intimately a part of basic human needs, structure and culture change will come slowly. But it will come. You may rest assured that you and your portfolio will be focussed on taking advantage of that change in whatever area it appears.


THE WATER FUND                                           SEMI-ANNUAL REPORT
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

                                                                    MARKET
                                                         SHARES     VALUE
                                                         ------   ---------
COMMON STOCK -- 87.47%
AGRICULTURAL -- 2.74%
Cadiz, Inc.* ........................................    14,600    $ 116,800
                                                                   ---------
APPLIANCES -- 2.87%
Fantom Technologies, Inc. ...........................     1,700       11,900
Maytag Corp. ........................................     3,000      110,625
                                                                   ---------
                                                                     122,525
                                                                   ---------
BUILDING PRODUCTS -- 3.84%
American Standard Cos., Inc.* .......................     4,000      164,000
                                                                   ---------
CHEMICALS -- 1.35%
Church & Dwight Co., Inc. ...........................     3,200       57,600
                                                                   ---------
ELECTRONIC EQUIPMENT -- 2.37%
Badger Meter, Inc. ..................................     4,000      101,000
                                                                   ---------
ENGINEERING -- 3.22%
Tetra Tech, Inc.* ...................................     6,000      137,250
                                                                   ---------
FOOD & BEVERAGE -- 5.05%
Groupe Danone ADR ...................................     8,000      215,500
                                                                   ---------
INDUSTRIAL -- 12.80%
Calgon Carbon, Corp. ................................    20,000      155,000
Danaher Corp. .......................................     2,000       98,875
ITT Industries, Inc. ................................     2,000       60,750
Lindsay Manufacturing Co. ...........................     2,000       39,250
Tecumseh Products Co. Cl A ..........................     3,000      114,563
Vivendi ADR .........................................     3,000       53,173
Watts Industries, Inc. ..............................     2,000       25,250
                                                                   ---------
                                                                     546,861
                                                                   ---------
MISCELLANEOUS MANUFACTURING -- 5.75%
Millipore Corp. .....................................     1,000       75,375
Pall Corp. ..........................................     9,200      170,200
                                                                   ---------
                                                                     245,575
                                                                   ---------
OIL & GAS -- 7.45%
Eastern Enterprises, Inc. ...........................     2,000      126,000
Enron Corp. .........................................       500       32,250
Schlumberger, Ltd. ..................................     2,000      149,250
Transocean Sedco Forex, Inc. ........................       193       10,313
                                                                   ---------
                                                                     317,813
                                                                   ---------

                      See notes to financial statements.

                                     2



THE WATER FUND                                           SEMI-ANNUAL REPORT
---------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

                                                                    MARKET
                                                         SHARES     VALUE
                                                         ------   ----------
STEEL -- 0.28%
Northwest Pipe Co.* .................................     1,000   $   11,875
                                                                  ----------
WATER -- 39.75%
American States Water Co. ...........................     1,000       29,750
American Water Works Co., Inc. ......................     7,500      187,500
Azurix Corp.* .......................................    15,000      117,187
California Water Service Group ......................     5,000      121,250
Connecticut Water Services Group ....................     3,900      104,325
CUNO, Inc.* .........................................     4,000       92,500
E'Town Corp. ........................................     2,800      186,025
Ionics, Inc.* .......................................     4,000      122,500
Middlesex Water Co. .................................     4,000      114,500
Osmonics, Inc.* .....................................     9,500       87,875
Pennichuck Corp. ....................................     2,500       65,312
Philadelphia Suburban Corp. .........................     9,000      184,500
SJW Corp. ...........................................     1,000      118,875
Southwest Water Co. .................................     8,000      104,000
United Utilities plc ADR ............................     3,000       60,844
                                                                  ----------
                                                                   1,696,943
                                                                  ----------
TOTAL COMMON STOCK (Cost $3,653,644) ................              3,733,742
                                                                  ----------
FOREIGN STOCK -- 4.68%
ISRAEL -- 0.57%
Israel Chemicals Ltd. (Cost $22,119) ................    20,000       24,439
                                                                  ----------
FRANCE -- 4.11%
Suez Lyonnaise Des Aux SA* (Cost $161,754) ..........     1,000      175,422
                                                                  ----------
INVESTMENT COMPANIES -- 11.51%
Evergreen Money Market Trust Cl Y (Cost $491,353) ...   491,353      491,353
                                                                  ----------
TOTAL INVESTMENTS (COST $4,328,870) -- 103.66% ......              4,424,956
                                                                  ----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.66%) ....               (156,575)
                                                                  ----------
TOTAL NET ASSETS -- 100.00% .........................             $4,268,381
                                                                  ==========

* Non-income producing investment.
ADR -- American Depository Receipt


                    See notes to financial statements.

                                     3



THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
SCHEDULE OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

ASSETS:
   Investments, at market (identified cost $4,328,870) .........    $4,424,956
   Receivables:
      Dividends and interest ...................................        11,215
                                                                    ----------
         Total assets ..........................................     4,436,171
                                                                    ----------
LIABILITIES:
   Payables:
      Investment securities purchased ..........................       161,754
      Due to advisor ...........................................         5,151
      Accrued expenses .........................................           885
                                                                    ----------
         Total liabilities .....................................       167,790
                                                                    ----------
NET ASSETS .....................................................    $4,268,381
                                                                    ==========
NET ASSETS CONSIST OF:
   Common stock (unlimited shares of no par value authorized,
      431,233 shares outstanding) ..............................    $4,243,543
   Undistributed net investment income .........................        20,489
   Accumulated realized loss on investments ....................       (92,109)
   Net unrealized gain on investments ..........................        96,458
                                                                    ----------
         Total Net Assets ......................................    $4,268,381
                                                                    ==========
Net Asset Value, offering and redemption price per share .......    $     9.90
                                                                    ==========



                    See notes to financial statements.

                                     4




THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
   Dividends ...................................................      $43,337
   Interest ....................................................       12,811
                                                                      -------
      Total investment income ..................................       56,148
                                                                      -------
EXPENSES:
   Investment advisory fees ....................................       20,485
   Distribution fees ...........................................        5,121
   Service fees ................................................       10,242
                                                                      -------
      Total expenses ...........................................       35,848
                                                                      -------
      Net investment income ....................................       20,300
                                                                      -------
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments ............................      (12,829)
   Net change in unrealized appreciation on:
      Securities ...............................................       23,155
      Translation of assets and liabilities denominated
         in foreign currencies .................................          372
                                                                      -------
                                                                       10,698
                                                                      -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........      $30,998
                                                                      =======

                  See notes to financial statements.

                                   5



THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                              OCTOBER 26, 1999
                                            SIX MONTHS ENDED  (COMMENCEMENT OF
                                             JUNE 30, 2000     OPERATIONS) TO
                                              (UNAUDITED)     DECEMBER 31, 1999
                                            ----------------  -----------------
OPERATIONS:
   Net investment income .................    $   20,300        $    5,132
   Net realized loss on investments ......       (12,829)          (79,280)
   Net change in unrealized appreciation
      on investments .....................        23,527            72,931
                                              ----------        ----------
Net increase (decrease) in net assets
    resulting from operations ............        30,998            (1,217)
                                              ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .................           ---            (4,943)
                                              ----------        ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .............     1,189,100         3,049,500
   Proceeds from shares issued to holders
      in reinvestment of dividends .......           ---             4,943
                                              ----------        ----------
   Net increase in net assets from Fund
      share transactions .................     1,189,100         3,054,443
                                              ----------        ----------
   Increase in net assets                      1,220,098         3,048,283

NET ASSETS:
   Beginning of period ...................     3,048,283               ---
                                              ----------        ----------
   End of period .........................    $4,268,381        $3,048,283
                                              ==========        ==========


                  See notes to financial statements.

                                   6



THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                               FOR THE PERIOD
                                                              OCTOBER 26, 1999
                                            SIX MONTHS ENDED  (COMMENCEMENT OF
                                             JUNE 30, 2000     OPERATIONS) TO
                                              (UNAUDITED)     DECEMBER 31, 1999
                                            ----------------  -----------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....   $    9.89          $   10.00
                                               ---------          ---------
INVESTMENT OPERATIONS:
   Net investment income ...................        0.05               0.02
   Net realized and unrealized gain (loss)
      on investments .......................       (0.04)             (0.11)
                                               ---------          ---------
      Total from investment operations .....        0.01              (0.09)
                                               ---------          ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ..............         ---              (0.02)
                                               ---------          ---------
      Total distributions ..................        0.00              (0.02)
                                               ---------          ---------
NET ASSET VALUE -- END OF PERIOD ...........   $    9.90          $    9.89
                                               =========          =========

TOTAL RETURN ...............................        0.10%             (0.94)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ....   $4,268             $3,048
   Ratio of expenses to average net assets .        1.75%(1)           1.75%(1)
   Ratio of net investment income to
      average net assets ...................        0.99%(1)           1.03%(1)
   Portfolio turnover rate .................       25.12%              9.67%

(1) Annualized


                  See notes to financial statements.

                                   7


THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Water Fund, (the "Fund") is a series of the Declaration Fund (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end diversified management investment company originally incorporated in Pennsylvania on April 9, 1981 and registered with the Commonwealth of Pennsylvania as a Pennsylvania Business Trust on May 16, 1990. The Fund's investment strategy is to emphasize growth of capital. The Fund became effective with the Securities and Exchange Commission October 21, 1999 and commenced operations on October 26, 1999.

    The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve the Fund from all federal income taxes. As of June 30, 2000, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $79,280, which expires in 2007.

c) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

                                     8


THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

2.  CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Fund for the six months ended June 30, 2000 were as follows:

                                                          SHARES      AMOUNT
                                                          -------   ----------
            Sold ...........................              122,979   $1,189,100
                                                          -------   ----------
            Net Increase ...................              122,979   $1,189,100
                                                          =======   ==========

    Transactions in shares of the Fund for the period ended December 31, 1999 were as follows:

                                                          SHARES      AMOUNT
                                                          -------   ----------
            Sold ...........................              307,749   $3,049,500
            Reinvested .....................                  505        4,943
                                                          -------   ----------
            Net Increase ...................              308,254   $3,054,443
                                                          =======   ==========

3.  INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the six months ended June 30, 2000, were as follows:

            Purchases ...........................................   $2,261,387
            Sales ...............................................     $911,815

    At June 30, 2000, unrealized appreciation of investments for tax purposes was as follows:

            Appreciation ........................................     $319,463
            Depreciation ........................................     (223,377)
                                                                      --------
            Net appreciation on investments .....................     $ 96,086
                                                                      ========

    At June 30, 2000, the cost of investments for federal income tax purposes was $4,328,870.

4.  ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

    The Fund has entered into an Advisory Agreement with Avalon Trust Company (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.00% as applied to the Fund's daily net assets. For the six months ended June 30, 2000 the Advisor received fees of $20,485.

    The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the six months ended June 30, 2000 the Advisor received fees of $10,242.

                                     9


THE WATER FUND                                              SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)

4.  ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

    The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.


    The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

    The effect of the Advisory Agreement and the Servicing Agreement is to place a "cap" on the Funds' normal operating expenses at 1.50%. The only other expenses incurred by the Fund are distribution fees, brokerage fees, taxes, if any, legal fees relating to Fund litigation, and other extraordinary expenses.

    The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to sell shares. Under the Plan, the Advisor, Avalon Trust Company is paid a distribution fee at an annual rate of 0.25% of average daily net assets of the Fund for distributing shares of the Fund and for providing certain shareholder services. For the six months ended June 30, 2000, the Advisor received fees of $5,121.

    Certain directors and officers of the Fund are directors and officers of the Advisor.

                                    10